Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.7%
Astra International Tbk PT	52,746,430	$20,407,534

Banks — 45.3%
Bank Aladin Syariah Tbk PT(a)	14,847,200	1,344,898
Bank BTPN Syariah Tbk PT	11,463,100	2,339,550
Bank Bukopin Tbk PT(a)	48,372,900	396,663
Bank Central Asia Tbk PT	187,476,990	111,376,058
Bank Jago Tbk PT(a)	14,462,200	4,246,374
Bank Mandiri Persero Tbk PT	50,330,960	33,951,323
Bank Negara Indonesia Persero Tbk PT	31,993,858	20,267,805
Bank Neo Commerce Tbk PT(a)	15,203,266	719,451
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	22,289,476	1,928,938
Bank Pembangunan Daerah Jawa Timur Tbk PT	32,303,400	1,500,605
Bank Rakyat Indonesia Persero Tbk PT	221,062,154	70,322,708
Bank Tabungan Negara Persero Tbk PT	26,802,326	2,625,620
		251,019,993
Capital Markets — 0.5%
MNC Kapital Indonesia Tbk PT(a)	61,895,000	386,947
Pacific Strategic Financial Tbk PT(a)	36,799,800	2,619,952
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		3,006,899
Chemicals — 1.5%
Barito Pacific Tbk PT	128,544,700	6,476,511
Surya Esa Perkasa Tbk PT	24,746,000	1,684,007
		8,160,518
Construction & Engineering — 0.8%
PP Persero Tbk PT(a)	22,477,822	1,279,048
Waskita Karya Persero Tbk PT(a)	74,562,119	2,007,531
Wijaya Karya Persero Tbk PT(a)	21,641,670	1,286,338
		4,572,917
Construction Materials — 2.7%
Berkah Beton Sadaya Tbk PT	13,724,100	3,297,657
Indocement Tunggal Prakarsa Tbk PT	7,339,544	4,660,253
Semen Indonesia Persero Tbk PT	13,882,055	6,737,625
		14,695,535
Consumer Finance — 0.3%
BFI Finance Indonesia Tbk PT	22,775,400	1,659,082

Diversified Telecommunication Services — 7.9%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	70,735,700	5,098,417
Telkom Indonesia Persero Tbk PT	149,363,590	38,532,032
		43,630,449
Electronic Equipment, Instruments & Components — 0.1%
Metrodata Electronics Tbk PT	12,815,600	496,934

Food & Staples Retailing — 2.1%
Sumber Alfaria Trijaya Tbk PT	58,512,800	11,536,702

Food Products — 6.1%
Astra Agro Lestari Tbk PT	773,200	409,613
Charoen Pokphand Indonesia Tbk PT	33,054,139	11,997,429
Cisarua Mountain Dairy PT TBK	3,496,300	1,042,345
Indofood CBP Sukses Makmur Tbk PT	11,142,154	7,153,380
Indofood Sukses Makmur Tbk PT	20,407,630	8,379,973
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	24,800,500	2,102,827
Security	Shares	Value

Food Products (continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,729,700	$1,640,105
Sawit Sumbermas Sarana Tbk PT	9,504,100	916,688
		33,642,360
Gas Utilities — 1.2%
Perusahaan Gas Negara Tbk PT	55,804,407	6,716,240

Health Care Providers & Services — 0.8%
Medikaloka Hermina Tbk PT	19,017,800	1,843,571
Metro Healthcare Indonesia TBK PT(a)	58,266,500	1,785,237
Siloam International Hospitals Tbk PT	7,304,800	589,715
		4,218,523
Household Products — 1.9%
Unilever Indonesia Tbk PT	34,012,920	10,395,986

Insurance — 0.6%
Panin Financial Tbk PT	114,551,678	3,447,183

Internet & Direct Marketing Retail — 0.6%
Bukalapak.com PT Tbk(a)	191,913,800	3,539,111

Marine — 0.4%
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
Transcoal Pacific Tbk PT	3,226,700	2,235,707
		2,235,707
Media — 0.7%
Media Nusantara Citra Tbk PT(a)	33,629,600	1,706,344
MNC Vision Networks Tbk PT(a)	5,616,900	25,708
Surya Citra Media Tbk PT	126,117,100	2,008,672
		3,740,724
Metals & Mining — 4.1%
Aneka Tambang Tbk	40,990,054	5,220,271
Bumi Resources Minerals Tbk PT(a)	133,787,500	1,563,408
Merdeka Copper Gold Tbk PT(a)	42,878,806	11,413,824
Timah Tbk PT	6,624,300	518,509
Vale Indonesia Tbk PT(a)	8,466,300	4,010,751
		22,726,763
Multiline Retail — 1.0%
Matahari Department Store Tbk PT	2,675,000	880,635
Mitra Adiperkasa Tbk PT(a)	52,912,000	4,891,847
		5,772,482
Oil, Gas & Consumable Fuels — 8.0%
Adaro Energy Indonesia Tbk PT	65,945,439	16,319,610
AKR Corporindo Tbk PT	57,383,600	5,069,881
Bukit Asam Tbk PT	20,470,000	4,966,645
Bumi Resources Tbk PT(a)	230,000,500	2,660,909
Harum Energy Tbk PT	7,512,100	845,161
Indika Energy Tbk PT	5,262,700	975,587
Indo Tambangraya Megah Tbk PT	2,651,000	7,060,691
Medco Energi Internasional Tbk PT	52,666,286	3,577,515
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
United Tractors Tbk PT	1,566,496	3,081,206
		44,557,205
Paper & Forest Products — 2.0%
Indah Kiat Pulp & Paper Tbk PT	12,808,600	8,187,546
Pabrik Kertas Tjiwi Kimia Tbk PT	5,674,000	3,022,482
		11,210,028

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.4%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	43,466,737	$2,168,985

Pharmaceuticals — 2.3%
Kalbe Farma Tbk PT	97,934,385	12,927,260

Real Estate Management & Development — 2.2%
Bumi Serpong Damai Tbk PT(a)	43,852,422	2,561,532
Ciputra Development Tbk PT	52,246,413	3,364,398
Hanson International Tbk PT(a)(b)	372,896,535	—
Lippo Karawaci Tbk PT(a)	169,652,842	1,048,692
Pakuwon Jati Tbk PT	99,796,677	3,009,715
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
Summarecon Agung Tbk PT	59,938,686	2,432,691
		12,417,028
Software — 0.1%
Digital Mediatama Maxima Tbk PT(a)	5,451,900	412,406

Specialty Retail — 0.5%
Ace Hardware Indonesia Tbk PT	38,877,279	1,238,875
Erajaya Swasembada Tbk PT	58,882,100	1,525,620
		2,764,495
Tobacco — 0.5%
Gudang Garam Tbk PT	2,275,942	2,886,250

Transportation Infrastructure — 0.7%
Astrindo Nusantara Infrastructure Tbk PT(a)	133,663,100	1,586,381
Jasa Marga Persero Tbk PT(a)	12,291,508	2,435,711
		4,022,092
Security	Shares	Value

Wireless Telecommunication Services — 0.8%
Smartfren Telecom Tbk PT(a)	292,566,100	$1,365,667
XL Axiata Tbk PT	20,070,700	2,785,423
		4,151,090
Total Long-Term Investments — 99.8%
(Cost: $637,907,004)		553,138,481

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	690,000	690,000

Total Short-Term Securities — 0.1%
(Cost: $690,000)		690,000

Total Investments — 99.9%
(Cost: $638,597,004)		553,828,481

Other Assets Less Liabilities — 0.1%		810,307

Net Assets — 100.0%		$554,638,788

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$260,000	$430,000	(a)	$—	$—	$—	$690,000	690,000	$2,374	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	23	12/16/22	$1,130	$40,618

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,806,937	$529,331,544	$—	$553,138,481
Money Market Funds	690,000	—	—	690,000
	$24,496,937	$529,331,544	$—	$553,828,481
Derivative financial instruments(a)
Assets
Futures Contracts	$40,618	$—	$—	$40,618

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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